Business combination - Narrative (Details) - USD ($) $ in Millions	Sep. 02, 2021	Jan. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Nov. 02, 2021	Nov. 01, 2021	Sep. 01, 2021
PES
Business Acquisition [Line Items]
Ownership interest prior to disposal (in percent)		65.00%	100.00%
PES
Business Acquisition [Line Items]
Debt securities, allowance for credit loss	$ 65
SeaMex
Business Acquisition [Line Items]
Ownership interest ( in percent)							50.00%
SeaMex | PES
Business Acquisition [Line Items]
Ownership interest ( in percent)		100.00%				50.00%
SeaMex
Business Acquisition [Line Items]
Equity interest, acquisition of residual (in percent)				100.00%
Extinguishment of debt	$ 393
SeaMex | PES
Business Acquisition [Line Items]
Equity interest, acquisition of residual (in percent)					50.00%